Document and Entity Information	Jun. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36830
Entity Registrant Name	KalVista Pharmaceuticals, Inc.
Entity Central Index Key	0001348911
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0915291
Entity Address, Address Line One	200 Crossing Boulevard
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01702
City Area Code	857
Local Phone Number	999-0075
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KALV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false